Aug. 01, 2023
CornerCap Small-Cap Value Fund
CornerCap Small-Cap Value Fund
Investment Objective
The CornerCap Small-Cap Value Fund (the “Fund”) seeks long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class
Management Fee	0.88%	0.88%
Shareholder Servicing Plan Fee	0.00%	0.05%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.25%
Other Expenses (1)	0.27%	0.27%
Total Annual Fund Operating Expenses (1)	1.15%	1.45%
Less: Fee Waiver and/or Expense Reimbursement (2)	-0.20%	-0.20%
Net Total Annual Fund Operating Expenses	0.95%	1.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Operating Expenses Limitation Agreement through November 18, 2025.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$318	$587	$1,355
Advisor Class	$127	$412	$747	$1,694

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2023, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index is expected to change frequently. As of June 30, 2023, the market capitalization range of the Russell 2000® Index was between approximately $10.0 million and $11.4 billion. The Fund may also invest in real estate investment trusts (“REITs”) that are a part of the Fund’s investable universe.
The Adviser uses Fundametrics® to select stocks for the Fund. Fundametrics® is the Adviser’s proprietary, quantitative research system. Fundametrics® first evaluates all stocks in the Fund’s investable universe (U.S. domestic small-cap stocks) and groups companies with similar business models and characteristics into custom peer groups. Each peer group is then evaluated with respect to over 200 fundamental factors across all major styles (value, growth, growth at a reasonable price, price momentum, quality and risk) to find the optimized risk adjusted mix (i.e., to determine unbiasedly which blends of factors are best for each peer group). Overall, valuation generally maintains the highest weight and greatest importance within a peer group, but otherwise each peer group can have fundamental factor and style representation that is unique from the other peer groups. For example, the Software peer group generally has a higher representation of growth factors versus other peer groups, while the Banks peer group generally has a higher representation of value factors versus other peer groups.
The Fundametrics® Alpha Composite (“Alpha Composite”) is designed to identify alpha stocks, which are stocks considered to have the potential for returns in excess of the Fund’s benchmark over time (i.e., excess returns). It is comprised of two parts, the universe composite and the peer group composite. The universe composite ranks a company against all stocks in the Fund’s investable universe and helps to determine sector allocations to over or underweight, while the peer group composite ranks each stock amongst its peers for stronger stock selection.
The Fundametrics® Financial Warnings Overlay (“Financial Warnings Overlay”) is then applied to the Fund’s investable universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to underperformance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise rank attractively in the Alpha Composite. The Fund typically buys stocks that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay and, as a final analysis, improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk. A stock is determined to carry unreasonable risk when it accumulates multiple exceptions or warnings within the Financial Warnings Overlay. Warnings are customized by peer group. For example, the Banks peer group will have different risk factors tied to loan quality and capital levels that would not be relevant to Software peer group.
Buy and sell decisions are determined by the rankings produced by the Alpha Composite and the Financial Warnings Overlay. All parameters set within Fundametrics®, including the Alpha Composite and Financial Warnings Overlay, to generate the Fund’s portfolio are set at the full discretion of the Adviser based upon the Adviser’s beliefs regarding the proper approach to constructing a portfolio to meet the Fund’s investment objective. In addition, the Adviser, in its sole discretion, will continue to test, evaluate and modify these parameters over time.
The Adviser selects securities from among approximately 1,950 issuers ranked according to fundamental factors using the Adviser’s Alpha Composite. Among other fundamental factors, the Alpha Composite model emphasizes the following three key fundamental factors when choosing equity securities with the potential for excess returns:
•relative valuation (i.e., a stock’s valuation relative to its history);
•earnings growth rates, including the evaluation of both historic and forecasted rates over multiple time periods; and
•cash flow, including the evaluation of cash flow over historic, current and forecasted time periods.
From time to time, the Fund may have an allocation of greater than 25% to companies in the same economic sector, including the financial sector.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears, and could affect the value of your investment:
Market Risk. Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.
Equity Security Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time and the Fund could lose a substantial part, or even all, of its investment in a particular issue.
Small-Capitalization Companies Risk. Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Value Investing Risk. The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.
Financial Sector Concentration Risk. At times the Fund will be concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Adverse changes in any of these areas may adversely affect the value of the Fund.
Recent Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, beginning in 2020 a novel strain of coronavirus (COVID-19) spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world.
Portfolio Turnover Risk. As a result of its trading strategies, the Fund may have a higher portfolio turnover rate than other funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses, which may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.
Management Risk. The specific securities selected by the Adviser may perform poorly and may cause the Fund to underperform other mutual funds with similar investment objectives.
Real Estate Investment Trusts (“REITs”) Risk. REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2000® Value Index and Russell 2000® Index. The Russell 2000® Value Index and Russell 2000® Index represent broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is posted on the Fund’s website https://www.cornercapfunds.com/ or by calling the Fund toll-free at (888) 813-8637.
Performance shown below for periods prior to the close of business on November 18, 2022 is for the Predecessor Fund. The Fund has adopted the performance of the Predecessor Fund as a result of a reorganization in which the Fund has acquired all the assets and liabilities of the Predecessor Fund (the "Reorganization"). The Reorganization occurred as of the close of business on November 18, 2022. The primary purpose of the Reorganization was to provide shareholders with the opportunity to continue their investment in the Predecessor Fund while benefiting from lower annual fund operating expenses within a larger mutual fund trust comprised of numerous other funds. Prior to the Reorganization, the Fund was a newly formed "shell" fund with no assets and had not commenced operations.
Performance shown for the Fund’s Institutional Class prior to the Reorganization are those of the Institutional Shares of the Predecessor Fund. Performance shown for the Fund’s Advisor Class prior to the Reorganization are those of the Investor Shares of the Predecessor Fund. The Fund's portfolio management team served as the portfolio management team of the Predecessor Fund and has been the Fund's portfolio management team since inception.

For Calendar Years Ended December 31,

For the calendar year-to-date period ended June 30, 2023, the total return for the Institutional Class shares of the Fund was 1.91%.
During the period of time shown in the bar chart, the highest return for a quarter was 26.72% for the quarter ended December 31, 2020, and the lowest return for a quarter was -33.72% for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2022

Average Annual Total Returns For the Periods Ended December 31, 2022
Institutional Class (1)	1 Year	5 Year	10 Year	Since Inception 9/30/92
Return Before Taxes	-8.42%	6.60%	11.15%	9.51%
Return After Taxes on Distributions	-10.71%	3.29%	7.67%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	-3.83%	4.29%	7.86%	7.67%
Advisor Class (2)
Return Before Taxes	-8.66%	6.29%	10.91%	9.43%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-14.48%	4.13%	8.48%	9.97%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-20.44%	4.13%	9.01%	9.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).